Reconciliation of Financial Statements to Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Net Assets Available for Benefits
Net assets available for benefits per the financial statements	$ 10,726,389,592	$ 8,932,468,101
Amounts allocated to withdrawing participants	(252,506)	(350,496)
Net assets available for benefits per the Form 5500	10,726,137,086	$ 8,932,117,605
Reconciliation of Benefits Paid to Participants
Benefits paid to participants per the financial statements	587,970,590
Add: Amounts allocated to withdrawing participants at December 31, 2025	252,506
Less: Amounts allocated to withdrawing participants at December 31, 2024	(350,496)
Benefits paid to participants per Form 5500	$ 587,872,600